DEBT	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 4 – DEBT

Following is a summary of debt outstanding at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Small Business Administration Loan (a)	$–	$150,000
Note payable (b)	1,437,500	–
Total debt	1,437,500	150,000
Less: unamortized debt discounts	(773,471)	–
Current portion of debt, net of debt discounts	664,029	–
Long-term portion of debt	$–	$150,000

(a)	In June 2020, the Company received an Economic Injury Disaster Loan of $150,000 from the Small Business Administration (SBA) which carries a thirty-year term, and interest at 3.7% per annum, with a maturity date in July of 2050. The loan is to be repaid in monthly installments, including principal and interest, of $731, beginning twelve months from the date of the loan. Total accrued and unpaid interest on the debt was $13,594 at December 31, 2022 and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet. The total principal outstanding has been presented as long-term liabilities as payments required to be made in 2023 will be applied to accrued interest. On January 5, 2023, the Company paid $163,885 to the Small Business Administration to pay off all outstanding principal and accrued interest on the Company’s SBA loan.

(b)

On December 30, 2022, the Company and Walleye Opportunities Master Fund Ltd, a Cayman Islands company (the “Investor”), entered into a Securities Purchase Agreement (the “Agreement”) for the Investor to purchase from the Company (i) a senior secured 20% original issue discount (OID) nine-month promissory note in an aggregate gross principal amount of $1,437,500, less the 20% OID of $287,500, for a net subscription amount of $1,150,000 (the “Investor Note”), and (ii) a five year warrant to purchase 2,613,636 shares of the Company’s common stock at an exercise price of $0.44 per share, exercisable commencing July 1, 2023 and expiring December 30, 2027 (the “Investor Warrant”). The transaction closed, and proceeds from the Agreement were received by the Company in January 2023. If at any time commencing July 1, 2023, the Company issues, sells, or announces for sale, any shares of its common stock (Subsequent Equity Sale) for a per share price less than the exercise price of the Investor Warrant in effect immediately prior to such Subsequent Equity Sale, the exercise price of the Investor Warrant shall be reduced to an amount equal to the issuance price of the Subsequent Equity Sale.

In conjunction with the Agreement, the Company issued 522,727 shares of common stock, or approximately 5.3% of the Company’s outstanding shares, to the Investor as an incentive on the transaction (Incentive Shares). Excluding the above referenced Investor Warrant, the shares of Common Stock exercisable pursuant to such Investor Warrant are not being considered beneficially owned by the Investor until the Investor Warrant is exercisable within 60 days. Total issuance fees of $138,500 associated with the closing of the Agreement were paid by the Company to Spartan Capital Securities LLC and the Investor’s counsel, resulting in net proceeds of $1,011,500. Approximately $164,000 of the loan proceeds were utilized to repay the outstanding principal and accrued interest under the SBA loan (see above).

The Investor Note will only become convertible into common stock upon the occurrence of an Event of Default under and as defined in the Investor Note on terms set forth in the Investor Note. This Investor Note matures and is payable on or before September 30, 2023, and it provides that the Investor may demand prepayment after March 31, 2023 and before the maturity date, provided that the purchasers of securities in a future public offering by the Company, as defined in the Agreement, who hold the purchased Company securities at the time the prepayment demand, unanimously consent to the prepayment. The Company granted a security interest in all of its assets to the Investor as collateral for its obligations under the Investor Note pursuant to a Security Agreement. In addition, the Company’s subsidiaries guaranteed the obligations of the Company under the Investor Note pursuant to a Subsidiary Guarantee and granted a first lien security interest in all of their assets to the Investor as additional collateral pursuant to the Security Agreement. All securities sold in the above-described transaction contain certain piggy-back registration rights after the completion of our February 2023 offering (see Note 5).

The aforementioned Investor Warrant was deemed to be an equity-classified derivative instrument with a fair value of $1,526,363 at the date of closing on the Agreement, incorporating the use of the Black-Scholes valuation model, and the Incentive Shares were deemed to have a fair value of $318,863 based on the closing market price of the Company’s common stock on the day preceding the closing of the Agreement. Per accounting guidance under ASC 815, the Company recorded the fair values of the Investor Warrant and Incentive Shares based on the relative fair value allocation method, which allocates fair values as a percentage of total fair value of the debt, Investor Warrant, and Incentive Shares, in proportion to the net proceeds received (after deducting fees paid to lender) under the Investor Note of $1,150,000. As a result of applying the relative fair value allocation method, the Investor Warrant was assigned a relative fair value of $586,040 and the Incentive Shares were assigned a relative fair value of $122,426, at the date of closing on the Agreement. The fair values of the Investor Warrant, the Incentive Shares, the OID of $287,500, and the $138,500 in debt issuance costs paid, were recorded as debt discounts and debt issuance costs totaling $1,134,466, and are presented net against the debt principal outstanding on the accompanying condensed consolidated balance sheet at March 31, 2023. Amortization associated with the total debt discounts is being recognized using the effective interest method over the term of the Investor Note, which matures on September 30, 2023. For the quarter ended March 31, 2023, $360,993 in amortization on the debt discounts was recognized as interest expense on the accompanying condensed consolidated statement of operations, and remaining unamortized debt discounts at March 31, 2023 were $773,471.